Working Capital Loans	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Working Capital Loans
Working Capital Loans

5.	WORKING CAPITAL LOANS

On April 13, 2015, the Company secured a $200,000 working capital loan to expand from Dr. L. Prasad, an investor in the Company. On June 24, 2015, the Company repaid $230,000 which comprised $200,000 principal and a $30,000 facility fee which was recorded as interest expense.

On April 13, 2015, the Company secured a $100,000 working capital loan to expand from Domenic Tacca, an investor in the Company. On June 24, 2015, the Company repaid $115,000 which comprised $100,000 principal and a $15,000 facility fee which was recorded as interest expense.

On April 13, 2015, the Company secured a $100,000 working capital loan to expand from CT Super, an investor in the Company. On June 24, 2015, the Company repaid $115,000 which comprised $100,000 principal and a $15,000 facility fee which was recorded as interest expense.

5.	WORKING CAPITAL LOANS

On March 19, 2013, the Company secured a $220,000 working capital loan to expand from Clem Tacca. The Company repaid $264,000 to Clem Tacca on June 10, 2013 which comprised full repayment of $220,000 loan principal and a $44,000 facility fee recorded as interest expense.

On September 6, 2013, the Company secured a $180,000 working capital loan from Clem Tacca. The Company repaid $90,000 on November 6, 2013, $50,000 on December 16, 2013, and $62,000 on March 31, 2014 which comprised full repayment of $180,000 loan principal advanced and a $22,000 facility fee recorded as interest expense.

On October 15, 2013, the Company secured a $100,000 loan from Domenic Tacca Pty Ltd. The company repaid $132,500 on May 1, 2014 which comprised full repayment of $100,000 loan principal advanced and a $32,500 facility fee recorded as interest expense.

On January 29 2014, the Company received $60,000 of a $265,000 loan from Willoughby Family Trust, an investor in the Company. The Company received an additional $140,000 on February 11 and an additional $65,000 on March 10, 2014. The Company repaid $110,000 in cash on June 30, 2014, and $200,000 was an offset of balance due for subscription receivable, which comprised full repayment of $265,000 loan principal and a $45,000 facility fee recorded as interest expense.

On February 26, 2014, the Company received $85,000 of a working capital loan of up to $245,000 from Dr. L. Prasad, an investor in the Company. The Company received an additional $25,000 on March 27, 2014, repaid $25,000 on April 2, 2014 and received an additional $30,000 on April 22, 2014. The Company repaid $139,500 on May 1, 2014 which comprised full repayment of $115,000 outstanding loan principal and a $24,500 facility fee recorded as interest expense.

On July 13, 2014, the Company secured a $100,000 working capital loan to expand from Dr. L Prasad, an investor in the Company. The Company repaid $115,000 on September 30, 2014 which comprised full repayment of $100,000 loan principal and a $15,000 facility fee recorded as interest expense.

On July 14, 2014, the Company secured a $90,000 working capital loan to expand from Willoughby Family Trust, an investor in the Company. The Company repaid $9,000 cash on September 8, 2014, and $90,000 was an offset of balance due for subscription receivable, which comprised full repayment of $90,000 loan principal and a $9,000 facility fee recorded as interest expense.

On July 28, 2014, the Company secured a $100,000 working capital loan to expand from Domenic Tacca, an investor in the Company. The Company repaid $115,000 on September 30, 2014 which comprised full repayment of $100,000 loan principal and a $15,000 facility fee recorded as interest expense.

The effective interest rate on these notes is 43.7% and 35.6% for the years ended December 31, 2014 and 2013 respectively.